PROPERTY, PLANT AND EQUIPMENT - Schedule of Valuation Metrics (Details) - yr	Dec. 31, 2022	Dec. 31, 2021
North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,044	2,042
Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,051	2,048
Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,042	2,041
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,036	2,036
Property, plant and equipment [member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	7.70%	8.00%
Property, plant and equipment [member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	430.00%	480.00%
Property, plant and equipment [member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	490.00%	510.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.20%	7.20%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.50%	7.90%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.40%	3.90%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	490.00%	410.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	540.00%	440.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.50%	8.50%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.70%	9.20%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.40%	3.90%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	620.00%	540.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	670.00%	560.00%